AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2020
Securities Act Registration No. 033-06836
Investment Company Act Reg. No. 811-04722

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	54	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	56	[	X	]

(Check appropriate box or boxes.)

PROVIDENT MUTUAL FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin	53188
(Address of Principal Executive Offices)	(Zip Code)

(262) 521-2300 (Registrant’s Telephone Number, including Area Code)

J. Scott Harkness	Copy to:
Provident Trust Company	Susan Hoaglund
N16 W23217 Stone Ridge Drive, Suite 310	Godfrey & Kahn, S.C.
Waukesha, Wisconsin 53188	833 East Michigan Street, Suite 1800
(Name and Address of Agent for Service)	Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 54 to the Registration Statement of Provident Mutual Funds, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 53 on Form N‑1A filed January 28, 2020. This PEA No. 54 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 53 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Waukesha, and State of Wisconsin on February 14, 2020.

PROVIDENT MUTUAL FUNDS, INC.
(Registrant)

By: /s/ J. Scott Harkness
J. Scott Harkness, President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ J. Scott Harkness	President	February 14, 2020
J. Scott Harkness

/s/ Michael A. Schelble	Treasurer	February 14, 2020
Michael A. Schelble

John F. Hensler*	Director	February 14, 2020
John F. Hensler

Robert H. Manegold*	Director	February 14, 2020
Robert H. Manegold

/s/ Thomas N. Tuttle	Director	February 14, 2020
Thomas N. Tuttle, Jr.

Willard T. Walker*	Director	February 14, 2020
Willard T. Walker

*By: /s/ James R. Daley
James R. Daley
As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE